Shareholder Report, Holdings (Details) - C000028818	Apr. 30, 2026
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	7.40%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
H42097107 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	6.20%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
097023105 | Boeing Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Communications02079K107
Holdings [Line Items]
Percent of Total Investments	91.40%
Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	8.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%